Reverse Recapitalization - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 03, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of Reverse Recapitalization [Line Items]
Exchange ratio			2.1708
Proceeds from issuance of common stock | $		$ 7,999	$ 2,662
Number of warrants or rights outstanding		21,118,420
Proceeds from the reverse recapitalization | $	$ 1,223,156
Proceeds from the reverse recapitalization net of costs | $	1,133,961
Public Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of warrants or rights outstanding		12,218,420
Private Placement Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of warrants or rights outstanding		8,900,000
PIPE Investment
Disclosure of Reverse Recapitalization [Line Items]
Proceeds from issuance of common stock | $	$ 1,000,000
Common Class A [Member] | PIPE Investment
Disclosure of Reverse Recapitalization [Line Items]
Number of new stock issued during the period	100,000,000
Shares issued, price per share | $ / shares	$ 10.00
Proceeds from issuance of common stock | $	$ 1,000,000
Reinvent Technology Partners Y [Member]
Disclosure of Reverse Recapitalization [Line Items]
Proceeds from cash held in trust account | $	222,911
Cash | $	245
Payments for repurchase of common stock | $	754,590
Business acquisition, transaction costs | $	$ 48,577
Reinvent Technology Partners Y [Member] | Common Class A [Member]
Disclosure of Reverse Recapitalization [Line Items]
Stock redeemed or called during period, shares	75,459,006
Stock redemption price per share | $ / shares	$ 10.00
Reinvent Technology Partners Y [Member] | Sponser Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common stock subject to lock up and price based vesting	6,883,086
Common stock subject to lock up provision	1,720,772
Common stock subject to price based vesting conditions	5,162,314
Legacy Aurora [Member]
Disclosure of Reverse Recapitalization [Line Items]
Payments for merger related costs | $	$ 40,617
Adjustments to additional paid in capital transaction costs | $	36,101
Transaction costs charged | $	$ 4,516
Conversion to Aurora Class A common stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exchange ratio	2.1708
Conversion to Aurora Class A common stock [Member] | Reinvent Technology Partners Y [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock shares converted	22,291,089
Conversion to Aurora Class A common stock [Member] | Reinvent Technology Partners Y [Member] | Sponser Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock, shares issued	120,000
Conversion to Legacy Aurora Common Stock [Member] | Legacy Aurora Preferred Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock shares converted	204,949,573
Conversion to Legacy Aurora Common Stock [Member] | Legacy Aurora Common Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock, shares issued	204,949,573
Conversion to Aurora Common Stock [Member] | Common Class A [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock, shares issued	513,575,278
Conversion to Aurora Common Stock [Member] | Legacy Aurora Common Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock shares converted	458,202,021
Conversion to Aurora Common Stock [Member] | Common Class B [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of stock, shares issued	481,107,977
Conversion of Stock Options [Member] | Legacy Aurora Options [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of non-vested options outstanding	37,972,693
Conversion of Stock Options [Member] | Aurora Options [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of non-vested options outstanding	82,432,681
Conversion of Restricted Stock Units Awards [Member] | Legacy Aurora R S U Awards [Member]
Disclosure of Reverse Recapitalization [Line Items]
Equity instruments other than options, nonvested, number	15,984,012
Conversion of Restricted Stock Units Awards [Member] | Aurora R S U Awards [Member]
Disclosure of Reverse Recapitalization [Line Items]
Equity instruments other than options, nonvested, number	34,698,749
Conversion of Warrants [Member] | Public Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of warrants or rights outstanding	12,218,750
Conversion of Warrants [Member] | Private Placement Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of warrants or rights outstanding	8,900,000